Arent Fox PLLC

1675 Broadway

New York, New York 10019

October 26, 2005

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, DC 20549

Attention Mark P. Shuman, Esq. - Room 4561

Re:	Axeda Systems Inc.

Preliminary Proxy Statement on Schedule 14A

Filed September 23, 2005

File No. 0-26287

Dear Mr. Shuman:

Our client, Axeda Systems Inc., has this date filed amendment no. 1 to its preliminary proxy materials regarding the proposed sale of its DRM business to ASOC Acquisition Corp.

I have set forth below Axeda’s responses to the comments contained in your letter dated September 30, 2005 addressed to Lynn Magnani, Esq. regarding the original proxy statement filing.

In order to facilitate your Staff’s review of the newly filed amendment to the Schedule 14A, I have delivered to Sara D. Kalin, Esq. a copy of that amendment that has been marked to reflect the changes that were made to the original Schedule 14A, copies of the new Annexes contained in the amended filing and a copy of this letter. Page references appearing below are to the pages of the marked amendment delivered to Ms. Kalin.

Proposal 1 – The Asset Sale, Page 21

1.	Please expand both this section and your summary section to provide more financial information regarding the operations that are being sold, and the operations that will continue following the asset sale. In this regard, it does not appear that you have provided any quantified information regarding the significance of the assets being sold to your business other that in on sentence on page 16. Please revise throughout the document as appropriate to prominently disclose this information in order to provide investors with a clear understanding of the effect the asset sale will have on your business.

Response to Comment 1

Axeda has made the following changes to the proxy statement in response to this comment:

•	The Summary Term Sheet has been amended to include:

U.S. Securities and Exchange Commission

Attention Mark P. Shuman, Esq.

October 26, 2005

•	discussions of the intended uses of the proceeds of the transaction and the operations that Axeda intends to conduct after the closing of the transaction (page 7); and

•	Summary Selected Historical and Pro Forma Financial Information disclosing historical balance sheet and statement of operations data about the DRM business, as well as pro forma balance sheet and statement of operations data about the DRM Business and about Axeda without the DRM business (page 8);

•	similar disclosures regarding the intended use of proceeds and Axeda’s post-closing operations has been added to Proposal 1 under the heading “Use of Proceeds and Operations Following the Closing” at page 36; and

•	disclosures regarding the historical and pro forma financial information included as new Annexes C and D have been added to Proposal 1 under the heading “DRM Business Financial Information” at page 37.

The discussion about use of proceeds and post-closing operations appearing at page 36 also contains quantified information regarding the significance of the assets being sold by comparing the contribution of Axeda’s non-DRM operations to its total revenues, and also by disclosing the effects that the anticipated significantly reduced volume of revenues will have on Axeda’s ability to operate profitably.

2.	As a follow-up to the comment above, it appears that you are selling a substantial part of your assets. Accordingly, please revise your proxy statement to include unaudited financial statements of the business being sold for the periods required by Item 14 of Schedule 14A. See Question 5 under Subsection H of Section I of the Third Supplement (July 2001) to the CF Manual of Publicly Available Telephone Interpretations. Note that the financial information presented should be current pursuant to Item 310(g) of Regulation S-B. Additionally, ensure that you have provided all other information required by Item 14 of Schedule 14A.

Response to Comment 2

New Annex C to the proxy statement contains:

•	a pro forma consolidated balance sheet at June 30, 2005 which gives effect to the sale of the DRM business to ASOC Acquisition Corp. and the use of a portion of the proceeds from the sale to repay certain indebtedness required to be repaid in connection with the sale, as if the sale and repayment had occurred on that date; and

•	unaudited pro forma consolidated statements of operations for the six months ended June 30, 2005 and for the year ended December 31, 2004 which assume that the sale and the use of the sale proceeds to repay that indebtedness had occurred on the first day of the periods then ended.

U.S. Securities and Exchange Commission

Attention Mark P. Shuman, Esq.

October 26, 2005

The pro forma consolidated balance sheet and statements of operations contained in Annex C provide the appropriate financial disclosures for the DRM business on a stand-alone basis as well as with regard to what will be left of Axeda upon closing of the sale of the DRM business.

New Annex D to the proxy statement contains unaudited historical balance sheets of the DRM business at June 30, 2005, and at December 31, 2004 and 2003. Annex D also contains unaudited statements of operations of the DRM business for the six month period ended June 30, 2005, and for the years ended December 31, 2004 and 2003.

We believe that the foregoing changes to the proxy materials fully address and satisfy the issues raised in your letter of September 30, 2005. Accordingly, it is Axeda’s hope that your Staff will be able to review the amended filing in short order, so that Axeda will be in a position to hold its stockholders’ meeting prior to the end of November.

Please contact me at 212-484-3917 or by email at dreyer.steven@arentfox.com if there are any additional questions or comments.

Respectfully yours,

/s/ Steven Dreyer

Steven D. Dreyer

SDD/ba

Attachments

cc:	Axeda Systems Inc.